Benefit Obligations (Schedule of Pension Benefits Expected to be Paid from the Plans or From the Company's Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 237	[1]
2014	236	[1]
2015	236	[1]
2016	237	[1]
2017	241	[1]
2018-2021	1,250	[1]
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	54
2014	55
2015	56
2016	55
2017	54
2018-2021	260
2013	6
2014	6
2015	6
2016	2
2017	2
2018-2021	$ 6

[1]	Payments are expected to be made primarily from plan assets.